PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio
PowerShares International Dividend Achievers Portfolio

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

•  All references to the International Dividend AchieversTM Index are deleted and replaced with the following:

NASDAQ International Dividend Achievers Index

•  The table on page 27 under the section titled "PowerShares International Dividend AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares International Dividend Achievers Portfolio		(2.48%)	(1.85%)	2.80%	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio Return After Taxes on Distributions		(3.58%)	(2.98%)	1.65%
PowerShares International Dividend Achievers Portfolio Return After Taxes on Distributions and Sales		(1.60%)	(2.20%)	1.74%
PowerShares International Dividend Achievers Portfolio NASDAQ International Dividend Achievers Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.57%)	(1.08%)	3.56%	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)		(6.60%)	(2.89%)		Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)		(12.17%)	(6.32%)	(0.08%)	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.51%	Sep. 15, 2005
[1]	Prior to February 25, 2013, this index was known as the International Dividend AchieversTM Index.